Stockholders' Deficit - Schedule of Outstanding Warrants to Purchase Shares of Common Stock by Exercise Price (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares Outstanding Under Warrants (in shares)	1,231,574
Exercise price range one
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 10.00
Expiration Date(s)	Mar. 31, 2025
Number of Shares Outstanding Under Warrants (in shares)	516,391
Exercise price range two
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 8.50
Expiration Date(s)	Aug. 31, 2030
Number of Shares Outstanding Under Warrants (in shares)	150,000
Exercise price range three
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 4.25
Number of Shares Outstanding Under Warrants (in shares)	10,329
Exercise price range three | Minimum
Class of Warrant or Right [Line Items]
Expiration Date(s)	Jul. 31, 2027
Exercise price range three | Maximum
Class of Warrant or Right [Line Items]
Expiration Date(s)	Sep. 30, 2028
Exercise Price Range Four
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 4.00
Number of Shares Outstanding Under Warrants (in shares)	494,525
Exercise Price Range Four | Minimum
Class of Warrant or Right [Line Items]
Expiration Date(s)	Nov. 30, 2027
Exercise Price Range Four | Maximum
Class of Warrant or Right [Line Items]
Expiration Date(s)	Mar. 31, 2029
Exercise Price Range Five
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 2.50
Expiration Date(s)	Nov. 01, 2028
Number of Shares Outstanding Under Warrants (in shares)	60,329